SCHEDULE OF LOAN PAYABLE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loan Payable for E-Squared Acquisition		$ 299,231
Loan payable for RF acquisition		2,000,000
Le Roux Niemann	89,476	55,555
Jeff Hays	435,000	250,000
Patrick Gentempo	435,000	250,000
Amount due to EIA	16,844	35,305
Others	44,120	43,728
Total	$ 1,020,440	$ 2,933,819